SHAREHOLDERS' EQUITY, CAPITAL REQUIREMENTS AND DIVIDEND RESTRICTIONS (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY, CAPITAL REQUIREMENTS AND DIVIDEND RESTRICTIONS
Schedule of actual capital amounts and ratios as well as minimum amounts for each regulatory defined category for the bank and the company

			Required to be Categorized Adequately Capitalized
	Actual
					Required to be Categorized Well Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
December 31, 2012
First Community Corporation
Tier 1 Capital	$63,381	17.33%	$14,628	4.00%	N/A	N/A
Total Risked Based Capital	67,963	18.58%	29,258	8.00%	N/A	N/A
Tier 1 Leverage	63,381	10.63%	23,846	4.00%	N/A	N/A
First Community Bank
Tier 1 Capital	$61,588	16.87%	$14,605	4.00%	$21,907	6.00%
Total Risked Based Capital	66,158	18.12%	29,209	8.00%	36,512	10.00%
Tier 1 Leverage	61,588	10.34%	23,824	4.00%	29,779	5.00%
December 31, 2011
First Community Corporation
Tier 1 Capital	$56,207	15.33%	$14,668	4.00%	N/A	N/A
Total Risked Based Capital	63,256	17.25%	29,335	8.00%	N/A	N/A
Tier 1 Leverage	56,207	9.40%	23,909	4.00%	N/A	N/A
First Community Bank
Tier 1 Capital	$55,377	15.12%	$14,647	4.00%	$21,971	6.00%
Total Risked Based Capital	59,971	16.38%	29,294	8.00%	36,616	10.00%
Tier 1 Leverage	55,377	9.27%	23,898	4.00%	29,873	5.00%